Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Common Stock Equivalents Outstanding

There are no such common stock equivalents outstanding as of June 30, 2012 and 2011.

	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011

Net (Loss)	$(26,060)	$(21,254)
Weighted Average Shares	104,208,000	101,935,860
Net (Loss) Per share	$(0.00)	$(0.00)

Schedule of Federal Income Tax

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 39% to net loss before provision for income taxes for the following reasons:

	For the Year Ending June 30, 2012		For the Year Ending June 30, 2011
Net (Loss)		$(26,060)		$(21,254)
Income tax expense at statutory rate		(10,163)		(8,290)
Net deferred tax asset		10,163		8,290
Income tax expense per books	$	-)	$	-)

Schedule of Deferred Tax Assets and Liabilities

Net deferred tax assets consist of the following components as of:

	For the Year Ending June 30, 2012	For the Year Ending June 30, 2011
NOL carryover	$10,163)	$8,290)
Valuation allowance	(10,163)	(8,290)
Net deferred tax asset	$-	$-